Overview of consolidation scope (Tables)	12 Months Ended
Dec. 31, 2021
Overview of consolidation scope
Schedule of overview of subsidiaries

Name	Registration number	Country	Participation	Main activity
argenx SE	COC 24435214	The Netherlands	100.00%	Holding company
argenx BV	0818292196	Belgium	100.00%	Biotechnical research on drugs and pharma processes
argenx IIP BV	0751809485	Belgium	100.00%	Biotechnical research on drugs and pharma processes
argenx US, Inc.	36-4880497	USA	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers
argenx Switzerland, SA	CH-660.3.799.020-7	Switzerland	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers
argenx Japan KK	0104-01-145183	Japan	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers
argenx France SAS	90065093800013	France	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers
argenx Germany GmbH	HRB 268437	Germany	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers